BASIS OF PREPARATION (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Miscellaneous other operating expense	$ 1,330,796	$ 620,696	$ 3,209,956	$ 1,699,555
Previously stated [member]
IfrsStatementLineItems [Line Items]
Professional fees expense		349,352		1,013,563
Employee benefits expense		237,210		689,993
Miscellaneous other operating expense		$ 112,142		$ 323,570